RESTRUCTURING AND OTHER CHARGES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) teammembers	Dec. 31, 2015 USD ($) teammembers	Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Amount incurred	$ 81.1
Cumulative amount incurred	82.9
Total amount expected to be incurred	85.1
Roll forward of the restructuring reserve by type of restructuring activity
Restructuring reserve balance at the beginning of the period	0.9
Restructuring charges	70.9
Restructuring Reserve, Accrual Adjustment	(9.6)
Cash expenditures	(4.7)
Restructuring Reserve, Translation and Other Adjustment	(0.7)
Restructuring reserve balance at the end of the period	56.8	$ 0.9
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Amount incurred	42.6	0.3	$ 0.3
Operating Expense
Restructuring Cost and Reserve [Line Items]
Amount incurred	20.8	1.1	0.3
Restructuring Charges
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	$ 17.7	0.4	$ 0.0
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated | teammembers	69
Amount incurred	$ 0.9
Employee Termination Costs
Restructuring Cost and Reserve [Line Items]
Amount incurred	61.7
Cumulative amount incurred	62.9
Total amount expected to be incurred	64.4
Roll forward of the restructuring reserve by type of restructuring activity
Restructuring reserve balance at the beginning of the period	0.9
Restructuring charges	70.9
Restructuring Reserve, Accrual Adjustment	(9.6)
Cash expenditures	(4.7)
Restructuring Reserve, Translation and Other Adjustment	(0.7)
Restructuring reserve balance at the end of the period	56.8	$ 0.9
Employee Termination Costs | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Amount incurred	21.1
Employee Termination Costs | Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Amount incurred	12.7
Facility Exit Costs
Restructuring Cost and Reserve [Line Items]
Amount incurred	1.7
Cumulative amount incurred	1.8
Total amount expected to be incurred	2.5
Asset Disposal and Other Costs
Restructuring Cost and Reserve [Line Items]
Amount incurred	17.7
Cumulative amount incurred	18.2
Total amount expected to be incurred	18.2
Aerial Work Platforms
Restructuring Cost and Reserve [Line Items]
Amount incurred	0.9
Cumulative amount incurred	0.9
Total amount expected to be incurred	0.9
Cranes
Restructuring Cost and Reserve [Line Items]
Amount incurred	76.9
Cumulative amount incurred	77.7
Total amount expected to be incurred	79.9
Cranes | Other Restructuring
Restructuring Cost and Reserve [Line Items]
Amount incurred	0.8
Materials Processing
Restructuring Cost and Reserve [Line Items]
Amount incurred	0.4
Cumulative amount incurred	1.4
Total amount expected to be incurred	1.4
Materials Processing | Other Restructuring
Restructuring Cost and Reserve [Line Items]
Amount incurred	0.1
Corporate and Other / Eliminations
Restructuring Cost and Reserve [Line Items]
Amount incurred	2.9
Cumulative amount incurred	2.9
Total amount expected to be incurred	$ 2.9
United States | Cranes
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated | teammembers	1,260
United States | Materials Processing
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated | teammembers		38
Amount incurred		$ 0.9
United States | Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated | teammembers	32